Condensed Financial Information of the Parent Company - Schedule of Condensed Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)		Dec. 31, 2024	Dec. 31, 2023
ASSETS:
Cash and cash equivalents		$ 6,108,783	$ 7,676,349
Due from intercompany and others		10,873,575	10,805,488
TOTAL CURRENT ASSETS		16,982,358	18,481,837
Other non-current assets
Investment in subsidiaries, VIE, and VIEs’ subsidiaries		190,134,908	180,681,532
TOTAL ASSETS		207,117,266	199,163,369
CURRENT LIABILITIES
Accrued expenses and other liabilities		354,586	364,498
TOTAL CURRENT LIABILITIES		354,586	364,498
Commitments and contingencies
Shareholders’ equity*
Treasury shares, at cost	[1]	(1,253,012)	(261,592)
Additional paid-in capital	[1]	139,712,207	130,535,082
Retained earnings	[1]	72,517,990	68,395,637
Statutory reserve	[1]	13,229,313	11,564,250
Accumulated other comprehensive loss	[1]	(17,491,069)	(11,474,682)
Total shareholders’ equity	[1]	206,762,680	198,798,871
Total liabilities and shareholders’ equity	[1]	207,117,266	199,163,369
Class A Common Stock [Member]
Shareholders’ equity*
Common stock, value	[1]	47,251	40,176
Class B Common Stock [Member]
Shareholders’ equity*
Common stock, value	[1]

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.